Earnings/Losses per share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings/Losses per Share (Abstract)
Schedule of earnings/losses per share
	Six month period ended June 30,
	2011	2012
Income/Loss:
Net income/ (loss)	$3,380	$(4,460)

Basic earnings/ (loss) per share:
Weighted average common shares outstanding, basic	63,364,120	80,780,384
Basic earnings/ (loss) per share	$0.053	$(0.055)

Effect of dilutive securities:
Dilutive effect of non-vested shares	74,718	-
Weighted average common shares outstanding, diluted	63,438,838	80,780,384
Diluted earnings/ (loss) per share	$0.053	$(0.055)